Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	115,769	110,643
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	3,357	2,724
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	112,412	107,919
Securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	106,499	103,505
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,406	2,353
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	104,093	101,152
– treasury and other eligible bills | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	1,125	1,419
– treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	732	695
– treasury and other eligible bills | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	393	724
Debt securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	61,578	61,703
Debt securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,674	1,658
Debt securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	59,904	60,045
– equity securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	43,796	40,383
– equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
– equity securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	43,796	40,383
Loans and advances to banks and customers | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	7,071	5,866
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	951	371
Loans and advances to banks and customers | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	6,120	5,495
Other | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	2,199	1,272
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	$ 2,199	$ 1,272